Income taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax [Abstract]
Components of income tax expense

	Millions of yen
	Year ended March 31
	2017	2018	2019
Current:
Domestic	¥52,004	¥35,018	¥26,725
Foreign	5,697	8,589	8,720

Subtotal	57,701	43,607	35,445

Deferred:
Domestic	20,239	64,340	28,183
Foreign	2,289	(4,081)	(6,618)

Subtotal	22,528	60,259	21,565

Total	¥80,229	¥103,866	¥57,010

Effective income tax rate reflected in consolidated statements of income

	Year ended March 31
	2017	2018	2019
Nomura’s effective statutory tax rate	31.0%	31.0%	31.0%
Impact of:
Changes in deferred tax valuation allowances	(10.8)	(22.8)	(58.3)
Additional taxable revenues	0.1	0.1	(2.9)
Non-deductible expenses(1)	2.9	1.9	(110.3)
Non-taxable revenue	(2.6)	(3.6)	16.8
Dividends from foreign subsidiaries	0.0	0.0	0.0
Tax effect of undistributed earnings of foreign subsidiaries	0.0	0.0	(2.8)
Different tax rate applicable to income (loss) of foreign subsidiaries	0.3	0.8	(19.8)
Effect of changes in foreign tax laws	—	23.5	0.5
Effect of changes in domestic tax laws	1.0	—	—
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	1.7	1.7	5.4
Other	1.3	(0.9)	(10.8)

Effective tax rate	24.9%	31.7%	(151.2)%

(1)

Non-deductible expenses during the year ended March 31, 2019 included approximately ¥21 billion relating to goodwill impairment losses (which increased Nomura’s effective tax rate by 56.3%) and approximately ¥13 billion relating to litigation provisions and settlements (which increased Nomura’s effective tax rate by 34.0%).

Details of deferred tax assets and liabilities

	Millions of yen
	March 31
	2018	2019
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥19,982	¥20,008
Investments in subsidiaries and affiliates	36,189	25,243
Valuation of financial instruments	61,249	71,806
Accrued pension and severance costs	20,967	29,711
Other accrued expenses and provisions	76,578	44,803
Operating losses	340,780	369,286
Other	5,587	9,213

Gross deferred tax assets	561,332	570,070
Less—Valuation allowances	(422,280)	(444,916)

Total deferred tax assets	139,052	125,154

Deferred tax liabilities
Investments in subsidiaries and affiliates	127,041	133,936
Valuation of financial instruments	43,985	41,770
Undistributed earnings of foreign subsidiaries	1,137	2,039
Valuation of fixed assets	4,524	10,109
Other	3,342	6,843

Total deferred tax liabilities	180,029	194,697

Net deferred tax assets (liabilities)	¥(40,977)	¥(69,543)

Changes in valuation allowance for deferred tax assets

	Millions of yen
	Year ended March 31
	2017		2018		2019
Balance at beginning of year	¥543,489		¥519,492		¥422,280
Net change during the year	(23,997	)(1)	(97,212	)(2)	22,636	(3)

Balance at end of year	¥519,492		¥422,280		¥444,916

(1)

Primarily includes an increase of ¥2,040 million of valuation allowances of certain foreign subsidiaries partly because of changes in the expected realization of deferred tax assets, a reduction of ¥35,214 million of valuation allowances of certain foreign subsidiaries mainly by utilization of operating loss carryforwards, an increase of ¥5,811 million of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets, and an increase of ¥3,366 million related to Japanese subsidiaries and the Company because of increase in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, ¥23,997 million of allowances decreased for the year ended March 31, 2017.

(2)

Primarily includes a reduction of ¥80,459 million of valuation allowances of certain foreign subsidiaries mainly due to changes in tax laws in the U.S., an increase of ¥17,340 million related to Japanese subsidiaries and the Company because of an increase in valuation allowances related to operating loss carryforwards, and a reduction of ¥34,093 million of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets. In total, ¥97,212 million of allowances decreased for the year ended March 31, 2018.

(3)

Primarily includes an increase of ¥11,843 million of valuation allowances of certain foreign subsidiaries mainly due to an increase in valuation allowances related to operating loss carryforwards, partially offset by a decrease of valuation allowances related to accrued expenses and provisions, an increase of ¥6,265 million related to Japanese subsidiaries and the Company because of an increase in valuation allowances related to operating loss carryforwards recognized in the current year, an increase of ¥14,976 million of valuation allowances related to Japanese subsidiaries and the Company as a result of changes in the expected realization of deferred tax assets, and a reduction of ¥10,448 million of valuation allowances related to expiration of operating loss carryforwards. In total, ¥22,636 million of allowances increased for the year ended March 31, 2019.

Summarizes major jurisdictions subject to examination

Jurisdiction	Year
Japan	2014	(1)
United Kingdom	2016
United States	2016

(1)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is 2013.